Consolidated Statements of Operations and Comprehensive Income - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues, net	¥ 22,055,785	¥ 16,665,382	¥ 13,140,176
Cost of revenues	(18,451,969)	(13,516,293)	(10,326,005)
Gross profit	3,603,816	3,149,089	2,814,171
Operating expenses
Selling, general and administrative expenses	(2,825,104)	(2,466,731)	(1,925,746)
Total operating expenses	(2,825,104)	(2,466,731)	(1,925,746)
Income from continuing operations	778,712	682,358	888,425
Other income (expenses)
Other income	201,954	43,951	51,661
Income (loss) from equity method investments	(748)	109
Other expenses	(323,977)	(226,346)	(199,229)
Total other expenses	(122,771)	(182,286)	(147,568)
Income from continuing operations before income taxes	655,941	500,072	740,857
Income tax expense	(345,180)	(221,384)	(305,130)
Net income from continuing operations	310,761	278,688	435,727
Income from discontinued operations, net of income taxes	78,628
Net income	389,389	278,688	435,727
Net income from continuing operations attributable to noncontrolling interests	4,329	1,199
Net loss from discontinued operations attributable to noncontrolling interests	(9,895)
Less: net income (loss) attributable to noncontrolling interests	(5,566)	1,199
Net income attributable to SYLA Technologies Co., Ltd.	¥ 394,955	¥ 277,489	¥ 435,727
Net income from continuing operations per share
- Basic	¥ 1,280.25	¥ 1,201.09	¥ 1,926.51
- Diluted	1,081.45	1,022.40	1,643.25
Income from discontinued operations per share
- Basic	369.84
- Diluted	312.41
Net income attributable to SYLA Technologies Co., Ltd. per share
- Basic	1,650.09	1,201.09	1,926.51
- Diluted	¥ 1,393.86	¥ 1,022.40	¥ 1,643.25
Weighted average shares used in calculating basic and diluted net income per share
- Basic	239,353	231,031	226,174
- Diluted	283,354	271,409	265,161
Other comprehensive income (loss), net of tax
Unrealized loss on available-for-sale debt securities, net of tax effect of nil, nil and 319 for the years ended December 31, 2022, 2021 and 2020, respectively			¥ (724)
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect of nil, 175 and nil for the years ended December 31, 2022, 2021 and 2020, respectively		396
Other comprehensive income (loss), net of tax		396	(724)
Comprehensive income	389,389	279,084	435,003
Comprehensive income (loss) attributable to noncontrolling interests	(5,566)	1,199
Comprehensive income attributable to SYLA Technologies Co., Ltd.	¥ 394,955	¥ 277,885	¥ 435,003